Short term investments	12 Months Ended
Dec. 31, 2018
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Short term investments
7.	Short term investments

Investments are comprised of:

	December 31,
	2018	2017
Other short-term investments	16,039	57,363
Investment funds	501,384	978,785

	517,423	1,036,148

Investment funds are comprised of Brazilian government bonds and bank notes, denominated in Reais, with financial institutions (deposit certificates) and debentures issued by B and BB+ risk rated companies bearing an accumulated average interest rate of 100% of CDI – Interbank Deposit Certificate rate for 2018 (103.5% of CDI for 2017). Brazilian government bonds are comprised of National Treasury Bills (“LTN”), National Financial Bills (“LFT”) and National Treasury Notes (“NTN”).

Short-term investments are classified as financial assets at fair value through profit or loss.